Income Taxes (Schedule Of Global Tax Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ 309,363		$ (79,535)		$ 197,696
Tax variance as a result of global activities	(51,544)	[1]	27,952	[1]	(43,625)	[1]
Income arising from non taxable items	1,428		234,414	[2]	32,355
Income from continuing operations before income tax	310,791		154,879		230,051		258,000
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	22,106		12,596		(33,149)
Local statutory tax rate	25.00%	[3]	25.00%	[3]	25.00%	[3]
Variance to Dutch statutory tax rate of 25.0%					0.00%
Variance to Dutch statutory tax rate of 25.0%	0.00%		0.00%
Ireland [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	135,424		29,486		91,973
Local statutory tax rate	12.50%	[3]	12.50%	[3]	12.50%	[3]
Variance to Dutch statutory tax rate of 25.0%					(12.50%)
Variance to Dutch statutory tax rate of 25.0%	(12.50%)		(12.50%)
Tax variance as a result of global activities	(16,928)	[1]	(3,686)	[1]	(11,497)	[1]
United States Of America [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	10,354		5,586		5,204
Local statutory tax rate	35.60%	[3]	36.20%	[3]	37.60%	[3]
Variance to Dutch statutory tax rate of 25.0%					12.60%
Variance to Dutch statutory tax rate of 25.0%	10.60%		11.20%
Tax variance as a result of global activities	1,098	[1]	626	[1]	656	[1]
Sweden [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	(1,848)		(4,220)		3,384
Local statutory tax rate	18.60%	[3]	18.60%	[3]	18.60%	[3]
Variance to Dutch statutory tax rate of 25.0%					(6.40%)
Variance to Dutch statutory tax rate of 25.0%	(6.40%)		(6.40%)
Tax variance as a result of global activities	118	[1]	266	[1]	(213)	[1]
Isle Of Man [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	143,327		(122,983)		130,284
Local statutory tax rate	0.00%	[3]	0.00%	[3]	0.00%	[3]
Variance to Dutch statutory tax rate of 25.0%					(25.00%)
Variance to Dutch statutory tax rate of 25.0%	(25.00%)		(25.00%)
Tax variance as a result of global activities	$ (35,832)	[1]	$ 30,746	[1]	$ (32,571)	[1]

[1]	The tax variance as a result of global activities is mainly caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in The Netherlands.
[2]	The 2012 non- taxable income included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between the Netherlands and Isle of Man jurisdictions.
[3]	The local statutory income tax expense for our significant tax jurisdictions (The Netherlands, Ireland and Isle of Man) does not differ from the actual income tax expense.